Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [abstract]
Details of inventories
	As at 31 December
	2017	2016
Fuel (coal and oil) for power generation	5,684,824	5,391,068
Material and supplies	1,869,462	1,655,357
	7,554,286	7,046,425
Less: provision for inventory obsolescence	168,875	167,282
Total	7,385,411	6,879,143

Movements of provision for inventory obsolescence during the years
	2017	2016	2015
Beginning of the year	(167,282)	(162,389)	(163,458)
Provision	(1,520)	(1,134)	(2,867)
Reversal	1,782	1,390	1,039
Disposal of subsidiaries	162	-	-
Currency translation differences	(2,017)	(5,149)	2,897
End of the year	(168,875)	(167,282)	(162,389)